As filed with the Securities and Exchange Commission on September 29, 2004
                                     Investment Company Act file number 811-3955


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                    New York Daily Tax Free Income Fund, Inc.

               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: April 30, 2004

Date of reporting period: July 31, 2004

Item 1: Schedule of Investments


 NEW YORK DAILY TAX FREE INCOME FUND, INC.
 STATEMENT OF NET ASSETS
 JULY 31, 2004
 (UNAUDITED)

      Face                                                                      Maturity   Current     Amortized         Ratings (a)
     Amount    Security Description                                               Date     Coupon         Cost        Moody's   S&P
     ------    --------------------                                             --------   -------     ---------      -------------

PUT BONDS (b) (1.31%)
-----------------
$  4,980,000.00 NEW YORK, NY (MERLOTS) - SERIES A 37
                INSURED BY MBIA INSURANCE CORP.                                 08/11/04      1.10  $  4,980,000.00    VMIG-1
   1,250,000.00 NEW YORK STATE DORMITORY AUTHORITY RB (COLUMBIA UNIVERSITY)
                - SERIES A-2                                                    06/08/05      1.60     1,250,000.00
---------------                                                                                     ---------------
$  6,230,000.00 TOTAL PUT BONDS                                                                     $  6,230,000.00
---------------                                                                                     ---------------

TAX EXEMPT COMMERCIAL PAPER (3.45%)
-----------------------------------
$  9,000,000.00 NEW YORK CITY, NY MTA TRANSPORTATION FACILITIES BAN - SERIES A
                LOC ABN AMRO BANK N.A.                                          10/07/04      1.10% $  9,000,000.00    P1       A1+
   2,400,000.00 NEW YORK STATE ENVIRONMENTAL QUALITY (CLEAN WATER ACT 1986)
                LOC BAYERISCHE LANDESBANK & LANDESBANK HESSEN                   10/06/04      1.15     2,400,000.00    P1       A1+
   5,000,000.00 NEW YORK STATE DORMITORY AUTHORITY (COLUMBIA UNIVERSITY)
                - SERIES 2004A                                                  08/18/04      1.04     5,000,000.00             A1+
---------------                                                                                     ---------------
$ 16,400,000.00 TOTAL TAX EXEMPT COMMERCIAL PAPER                                                   $ 16,400,000.00
---------------                                                                                     ---------------

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (21.86%)
------------------------------------------------------
$  6,675,000.00 BEACON, NY DUTCHESS COUNTY BAN - SERIES 2003, YTM 1.20% (c)     12/24/04      1.20% $  6,675,502.45
   8,000,000.00 BINGHAMTON, NY SCHOOL DISTRICT RAN,  YTM 1.15% (c)              01/21/05      1.18     8,001,099.62
   2,400,000.00 COBLESKILL  RICHONDVILLE, NY CSD BAN - SERIES 2004,
                YTM 1.75% (c)                                                   06/24/05      3.00     2,426,403.68
   5,929,500.00 CORNING, NY CSD BAN, YTM 1.05% (c)                              08/12/04      1.08     5,929,552.11
   1,767,122.00 EAST GREENBUSH, NY CSD BAN - SERIES 2004, YTM 1.00% (c)         12/01/04      2.50     1,775,878.83
                INSURED BY MBIA INSURANCE CORP.
   3,350,000.00 ELLICOTTVILLE, NY CSD BAN, YTM 1.70% (c)                        06/16/05      2.75     3,380,214.98
   5,500,000.00 ERIE COUNTY, NY RAN, YTM 1.55%
                LOC CITIBANK, N.A.                                              07/13/05      3.00     5,574,394.75    MIG-1
   4,045,000.00 GRAND ISLAND, NY BAN - SERIES 2004, YTM 1.60% (c)               07/21/05      1.64     4,046,534.21
   3,000,000.00 JEFFERSON COUNTY, NY BAN, YTM 1.15% (c)                         12/10/04      2.00     3,009,019.67
   3,670,000.00 JOHNSON CITY, NY BAN, YTM 1.70% (c)                             05/27/05      2.75     3,701,075.65
   5,585,000.00 KINDERHOOK, NY CSD BAN - SERIES 2004, YTM 1.70% (c)             07/01/05      1.90     5,595,016.89
   4,537,000.00 MIDDLETOWN, NY SCHOOL DISTRICT BAN - SERIES 2004, YTM 1.35% (c) 12/17/04      2.00     4,547,987.55
   7,670,000.00 NEW JERSEY AND NEW YORK ABN AMRO MUNICIPAL TOPS
                CERTIFICATES TRUST - SERIES 2002-34
                LOC DEXIA CLF                                                   09/08/04      1.12     7,670,000.00    VMIG-1
   3,000,000.00 NEWBURGH, NY CSD BAN,  YTM 1.07% (c)                            09/02/04      1.75     3,001,762.19
   2,093,413.00 OSWEGO, NY SCHOOL DISTRICT BAN - SERIES 2004, YTM  1.07% (c)    08/12/04      1.15     2,093,462.42
   5,700,000.00 PENN YAN, NY CSD BAN, YTM 1.70% (c)                             06/21/05      2.75     5,752,216.37
   4,500,000.00 SALMON RIVER, NY CSD BAN - SERIES 2004, YTM 1.70% (c)           06/24/05      2.25     4,521,789.52
   6,000,000.00 SUFFOLK COUNTY, NY BOCES RAN (FIRST SUPERVISORY DISTRICT),
                YTM 1.75% (c)                                                   06/28/05      3.00     6,066,841.83
   3,000,000.00 SUFFOLK COUNTY, NY BOCES RAN (FIRST SUPERVISORY DISTRICT),
                YTM 1.75% (c)                                                   06/28/05      2.75     3,026,736.73
   4,800,000.00 TONAWANDA, NY BAN, YTM 1.05% (c)                                08/05/04      1.75     4,800,362.90
   9,467,700.00 TULLY, NY CSD BAN - SERIES 2004, YTM 1.68% (c)                  06/30/05      1.90     9,486,357.33
   2,815,000.00 YORKTOWN, NY CSD BAN - SERIES 2004, YTM 1.63% (c)               07/15/05      2.75     2,844,550.08
---------------                                                                                     ----------------
$103,504,735.00 TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                                   $103,926,759.76
---------------                                                                                     ----------------

VARIABLE RATE DEMAND INSTRUMENTS (d) (72.52%)
-----------------------------------------
$  5,000,000.00 COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT BONDS TOCS
                - SERIES 2001
                INSURED BY FSA                                                  07/01/19      1.11% $  5,000,000.00             A1+
   1,000,000.00 DADE COUNTY, FL RB (WATER & SEWER SYSTEM) - SERIES 1994
                INSURED BY FGIC                                                 10/05/22      1.05     1,000,000.00    VMIG-1   A1+
   1,200,000.00 DUTCHESS COUNTY, NY IDA CIVIC FACILITIES RB
                (TRINITY - PAWLING SCHOOL  CORPORATION)
                LOC ALLIED IRISH BANK                                           10/01/32      1.09     1,200,000.00    VMIG-1
   2,300,000.00 ERIE COUNTY, NY IDA (HAUPTMAN - WOODARD PROJECT) - SERIES 2004
                LOC KEY BANK, N.A.                                              03/01/24      1.15     2,300,000.00
   1,000,000.00 ISLIP, NY IDRB (BRENTWOOD DISTRIBUTOR CO. FACILITY)
                - SERIES 1984
                LOC FLEET BANK                                                  05/01/09      1.13     1,000,000.00
  10,000,000.00 JAY STREET DEVELOPMENT CORPORATION, NY
                (COURT FACILITY LEASE REVENUE) - SERIES A-4
                LOC DEPFA BANK PLC                                              05/01/22      1.08    10,000,000.00    VMIG-1   A1+
  22,450,000.00 LONG ISLAND POWER AUTHORITY, NY RB (ELECTRIC SYSTEM) - SERIES 7,
                SUBSERIES 7-B
                INSURED BY MBIA INSURANCE CORP.                                 04/01/25      1.08    22,450,000.00    VMIG-1   A1+
   7,000,000.00 LONG ISLAND POWER AUTHORITY, NY RB (ELECTRIC SYSTEM) - SERIES F
                LOC DEXIA CLF                                                   12/01/29      1.08     7,000,000.00    VMIG-1   A1+
   2,500,000.00 MONROE COUNTY, NY IDA - SERIES A
                LOC WACHOVIA BANK & TRUST COMPANY, N.A.                         06/01/29      1.07     2,500,000.00    VMIG-1
   2,350,000.00 NEW YORK CITY, NY GO - SERIES F-3
                LOC MORGAN GUARANTY TRUST COMPANY                               02/15/13      1.08     2,350,000.00    VMIG-1   A1+
  11,450,000.00 NEW YORK CITY, NY GO - SERIES F-6
                LOC MORGAN GUARANTY TRUST COMPANY                               02/15/18      1.08    11,450,000.00    VMIG-1   A1+
   4,500,000.00 NEW YORK CITY, NY GO - SERIES H-4
                INSURED BY AMBAC INDEMNITY CORP.                                08/01/15      1.08     4,500,000.00    VMIG-1   A1+
   2,200,000.00 NEW YORK CITY, NY GO BONDS - SERIES H-7
                LOC KBC BANK                                                    03/01/34      1.08     2,200,000.00    VMIG-1   A1
  10,545,000.00 NEW YORK CITY, NY GO FISCAL 1993 - SERIES A-6
                LOC LANDESBANK HESSEN                                           08/01/19      1.08    10,545,000.00    VMIG-1   A1+
   1,100,000.00 NEW YORK CITY, NY HDC RESIDENTIAL RB (EAST 17TH STREET
                PROPERTIES) - SERIES 1993A
                LOC RABOBANK NEDERLAND                                          01/01/23      1.09     1,100,000.00             A1
   2,800,000.00 NEW YORK CITY, NY HDC RESIDENTIAL RB (MONTEFIORE MEDICAL
                CENTER) - SERIES 1993A
                LOC CHASE MANHATTAN BANK, N.A.                                  05/01/30      1.05     2,800,000.00             A1
   1,300,000.00 NEW YORK CITY, NY HDC (COLUMBUS APARMENT PROJECT)
                - SERIES 1995A
                 COLLATERALIZED BY FEDERAL NATIONAL  MORTAGAGE  ASSOCIATION     03/15/25      1.08     1,300,000.00             A1+
   5,000,000.00 NEW YORK CITY, NY HDC (WEST END TOWERS) - SERIES 2004
                GUARANTEED BY FEDERAL NATIONAL MORTGAGE  ASSOCIATION            05/15/34      1.11     5,000,000.00    P1       A1
   4,725,000.00 NEW YORK CITY, NY IDA CIVIC FACILITIES RB (AMERICAN SOCIETY
                TECHNION PROJECT)
                LOC ALLIED IRISH BANK                                           10/01/33      1.05     4,725,000.00    VMIG-1
  24,100,000.00 NEW YORK CITY, NY IDA CIVIC FACILITIES RB  (CENTER FOR JEWISH
                HISTORY)
                LOC ALLIED IRISH BANK                                           09/01/31      1.06    24,100,000.00    VMIG-1
   3,865,000.00 NEW YORK CITY, NY IDA CIVIC FACILITIES RB  (CONVENT SACRED
                HEART SCHOOL)
                LOC ALLIED IRISH BANK                                           11/01/32      1.13     3,865,000.00    VMIG-1
   1,820,000.00 NEW YORK CITY, NY IDA CIVIC FACILITIES RB
                (EPIPHANY COMMUNITY NURSERY SCHOOL PROJECT) - SERIES 1997
                LOC BANK OF NEW YORK                                            05/01/11      1.19     1,820,000.00    VMIG-1
   1,700,000.00 NEW YORK CITY, NY IDA IDRB (ABIGAL PRESS INC. PROJECT)
                - SERIES 2002
                LOC JP MORGAN CHASE & CO.                                       12/01/18      1.13     1,700,000.00             A1+
  17,900,000.00 NEW YORK CITY, NY IDA SPECIAL FACILITY RB
                (KOREAN AIRLINES COMPANY LIMITED PROJECT)- SERIES 1997B
                LOC RABOBANK NEDERLAND                                          11/01/24      1.08    17,900,000.00    VMIG-1   A1+
   2,700,000.00 NEW YORK CITY, NY MHRB (PETER CINTRON APARTMENTS) - SERIES C
                LOC KEY BANK, N.A.                                              06/15/37      1.10     2,700,000.00             A1
   5,000,000.00 NEW YORK CITY, NY MUNICIPAL WATER FINANCE
                AUTHORITY RB MUNICIPAL SECURITIES TRUST RECEIPTS
                INSURED BY MBIA INSURANCE CORP.                                 06/15/23      1.10     5,000,000.00             A1+
   1,500,000.00 NEW YORK CITY, NY GO TRUST RECEIPTS SGB33  - SERIES 1 1996F
                INSURED BY FSA                                                  02/01/19      1.10     1,500,000.00             A1+
   1,828,500.00 NEW YORK CITY, NY TRUST FOR CULTURAL RESOURCES  - SERIES 950
                INSURED BY FGIC                                                 02/01/34      1.11     1,828,500.00    VMIG-1
   1,115,000.00 NEW YORK CITY, NY TRUST FOR CULTURAL RESOURCES (CARNEGIE HALL)
                - SERIES 1990
                LOC DEPFA BANK PLC                                              12/01/15      1.02     1,115,000.00    VMIG-1   A1+
  12,155,000.00 NEW YORK STATE DEVELOPMENT CORPORATION (EAGLE)                  07/01/16      1.10    12,155,000.00             A1+
   6,995,000.00 NEW YORK STATE DORMITORY AUTHORITY - SERIES PPT-5
                INSURED BY FHA                                                  10/11/30      1.18     6,995,000.00
     700,000.00 NEW YORK STATE DORMITORY AUTHORITY (CORNELL UNIVERSITY)
                - SERIES 1990B                                                  07/01/25      1.08       700,000.00    VMIG-1   A1+
   2,000,000.00 NEW YORK STATE DORMITORY AUTHORITY RB (CORNELL UNIVERSITY)
                - SERIES A                                                      07/01/29      1.07     2,000,000.00             A1+
     990,000.00 NEW YORK STATE DORMITORY AUTHORITY (MERLOTS) - SERIES A30
                INSURED BY AMBAC INDEMNITY CORP.                                02/15/18      1.12       990,000.00    VMIG-1
  16,475,000.00 NEW YORK STATE DORMITORY AUTHORITY RB (MENTAL HEALTH SYSTEM)
                - SERIES 2003
                LOC DEXIA CLF                                                   02/15/21      1.08    16,475,000.00             A1+
   1,000,000.00 NEW YORK STATE DORMITORY AUTHORITY RB  P-FLOATS PA 199
                INSURED BY MBIA INSURANCE CORP.                                 07/01/13      1.10     1,000,000.00             A1
   4,580,000.00 NEW YORK STATE DORMITORY AUTHORITY RB (PUBLIC LIBRARY)
                - SERIES A
                INSURED BY MBIA INSURANCE CORP.                                 07/01/28      1.08     4,580,000.00    VMIG-1   A1
   3,000,000.00 NEW YORK STATE DORMITORY AUTHORITY RB (WAGNER COLLEGE PROJECT)
                LOC MORGAN GUARANTY TRUST COMPANY                               07/01/28      1.10     3,000,000.00             A1+
  12,000,000.00 NEW YORK STATE HFA (NORMANDIE COURT II PROJECT) - SERIES A
                GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION            11/01/29      1.11    12,000,000.00    VMIG-1
  12,000,000.00 NEW YORK STATE HFA RB (SAXONY HOUSING) - SERIES 1997A
                COLLATERALIZED BY FEDERAL NATIONAL  MORTAGAGE ASSOCIATION       05/15/30      1.11    12,000,000.00    VMIG-1
   4,000,000.00 NEW YORK STATE HFA RB (UNION SQUARE HOUSING)
                GUARANTEED BY FEDERAL NATIONAL  MORTGAGE ASSOCIATION            05/15/24      1.11     4,000,000.00    VMIG-1
   6,300,000.00 NEW YORK STATE HFA RB - SERIES A
                GUARANTEED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION             05/01/29      1.11     6,300,000.00    VMIG-1
   1,300,000.00 NEW YORK STATE HFA RB (SAVILLE HOUSING) - SERIES A
                LOC FLEET BANK                                                  11/01/35      1.11     1,300,000.00    VMIG-1
  10,600,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES 1994B
                LOC WESTDEUTSCHE LANDESBANK/BAYERISCHE LANDESBANK               04/01/23      1.08    10,600,000.00    VMIG-1   A1+
   5,000,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES 1995D
                LOC SOCIETE GENERALE                                            04/01/25      1.05     5,000,000.00    VMIG-1   A1+
   8,900,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES 1995F
                LOC SOCIETE GENERALE                                            04/01/25      1.08     8,900,000.00    VMIG-1   A1+
   3,300,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES A-7V
                INSURED BY FGIC                                                 04/01/20      1.08     3,300,000.00    VMIG-1   A1+
   1,000,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES B
                LOC BANK OF NOVA SCOTIA                                         04/01/25      1.08     1,000,000.00    VMIG-1   A1+
  13,200,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES C
                LOC LANDESBANK HESSEN                                           04/01/25      1.08    13,200,000.00    VMIG-1   A1+
  12,000,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES E
                LOC LANDESBANK HESSEN                                           04/01/25      1.08    12,000,000.00    VMIG-1   A1+
   3,800,000.00 NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                - SERIES G
                LOC BANK OF NOVA SCOTIA                                         04/01/25      1.04     3,800,000.00    VMIG-1   A1
   1,200,000.00 NEW YORK STATE MEDICAL CARE FACILITIES FINANCE AGENCY
                RB P-FLOATS - 407                                               02/15/25      1.10     1,200,000.00             A1+
   4,600,000.00 NEW YORK STATE MHRB (NORMANDIE COURT I PROJECT) - SERIES 1
                LOC LANDESBANK HESSEN                                           05/15/15      1.05     4,600,000.00    VMIG-1   A1+
   4,575,000.00 NEW YORK STATE THRUWAY AUTHORITY
                (HIGHWAY & BRIDGE  TRUST FUND) ROCS RR II R4506
                INSURED BY AMBAC INDEMNITY CORP.                                04/01/19      1.10     4,575,000.00             A1+
   4,400,000.00 NEW YORK TRIBOROUGH BRIDGE & TUNNEL AUTHORITY - SERIES C
                INSURED BY AMBAC INDEMNITY CORP.                                01/01/33      1.08     4,400,000.00    VMIG-1   A1+
   7,000,000.00 NEW YORK, NY - SERIES F-2
                LOC TORONTO DOMINION BANK                                       02/15/12      1.05     7,000,000.00    VMIG-1   A1+
   9,000,000.00 NEW YORK, NY - SUBSERIES H-6
                LOC FLEET BANK                                                  03/01/34      1.08     9,000,000.00    VMIG-1   A1
   4,000,000.00 PORT AUTHORITY OF NEW YORK AND NEW JERSEY ROB/INS
                TRUST RECEIPTS CLASS F - SERIES 10
                INSURED BY FSA                                                  01/15/17      1.08     4,000,000.00    VMIG1    A1+
   2,000,000.00 PUERTO RICO COMMONWEALTH - PA 625
                INSURED BY AMBAC INDEMNITY CORP.                                07/01/10      1.07     2,000,000.00             A1+
   1,350,000.00 PUERTO RICO HFC (EAGLE) - SERIES 2000-C5102
                INSURED BY AMBAC INDEMNITY CORP.                                10/01/11      1.18     1,350,000.00             A1+
   2,000,000.00 PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY (EAGLE TRUST)
                - SERIES 2001                                                   10/01/34      1.11     2,000,000.00
   3,400,000.00 PUERTO RICO PFC P-FLOATS PA 783                                 10/01/19      1.07     3,400,000.00             A1+

---------------                                                                                     ---------------
$344,768,500.00 TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                              $344,768,500.00
---------------                                                                                     ---------------

VARIABLE RATE DEMAND INSTRUMENTS - PRIVATE PLACEMENT (d) (0.63%)
------------------------------------------------------------
$  3,000,000.00 BLASER REAL ESTATE 1986                                         09/01/21      2.76% $  3,000,000.00    P1       A1+
                LOC UNION BANK OF SWITZERLAND
---------------                                                                                     ---------------
$  3,000,000.00 TOTAL VARIABLE RATE DEMAND INSTRUMENTS - PRIVATE PLACEMENT                          $  3,000,000.00
---------------                                                                                     ---------------

                 Total Investments (99.77%)                                                         $474,325,259.76
                 Net Cash (0.23%)                                                                      1,100,824.46
                                                                                                    ---------------
                 Net Assets (100.00%)                                                               $475,426,084.22
                                                                                                    ===============
                 Shares Outstanding :

                      Class A                                                                        350,919,588.47
                                                                                                    ===============
                      Class B                                                                         44,710,460.37
                                                                                                    ===============
                      Advantage Tax Exempt Liquidity Shares                                           79,797,724.38
                                                                                                    ===============
                 NAV:

                      Class A                                                                       $          1.00
                                                                                                    ===============
                      Class B                                                                       $          1.00
                                                                                                    ===============
                      Advantage Tax Exempt Liquidity Shares                                         $          1.00
                                                                                                    ===============

                 All portfolio investments meet the high quality credit, maturity and minimal credit risk requirements under Rule 2a-7.



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN     =   Bond Anticipation Note                           LOC       =    Letter of Credit
     CSD     =   Central School District                          MHRB      =    Multi-Family Revenue Housing Bond
     FGIC    =   Financial Guaranty Insurance Company             MTA       =    Metropolitan Transit Authority
     FHA     =   Federal Housing Administration                   PFC       =    Public Finance Corporation
     FSA     =   Financial Security Assurance                     RAN       =    Revenue Anticipation Note
     GO      =   General Obligation                               RB        =    Revenue Bond
     HDC     =   Housing Development Corporation                  ROB/INS   =    Reverse Option Bond / Inverse Securities
     HFA     =   Housing Finance Authority                        ROCS      =    Reset Option Certificates
     HFC     =   Housing Finance Commission                       TOCs      =    Tender Option Certificates
     IDA     =   Industrial Development Authority                 TOPS      =    Tender Option Puts
     IDRB    =   Industrial Development Revenue Bond              YTM       =    Yield To Maturity



Item 2:    Controls and Procedures


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) New York Daily Tax Free Income Fund, Inc.


By (Signature and Title)*       /s/Rosanne Holtzer
                                   Rosanne Holtzer, Secretary


Date September 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/Steven W. Duff
                                   Steven W. Duff, President


Date September 29, 2004


By (Signature and Title)*       /s/Richard DeSanctis
                                   Richard DeSanctis, Treasurer


Date September 29, 2004


* Print the name and title of each signing officer under his or her signature.